Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Borrowings	Borrowings

	June 30, 2026		December 31, 2025
	Current	Non-current	Current	Non-current	1.
	US$'000	US$'000	US$'000	US$'000
Secured
Bank loans	690	8,716	1,418	8,989
Working capital facility	-	(76)	-	(98)
Total secured borrowings	690	8,640	1,418	8,891
Unsecured
Convertible bonds	10,818	496,237	11,692	383,023
Total unsecured borrowings	10,818	496,237	11,692	383,023
Total borrowings	11,508	504,877	13,110	391,914
Convertible bonds
On April 15, 2026, the Group announced the successful settlement of the issue of $600,000,000 1.50 per cent
Convertible Notes due 2031 (New Bonds). The Group concurrently completed the on-market repurchase of approximately A$637,000,000 in principal of the A$650,000,000 2.375% Convertible Bonds due 2029 issued by Telix in
July 2024 (Existing Bonds). The Existing Bonds repurchased represent approximately 98% of the outstanding Existing
Bonds. In May 2026, the Group repurchased a further A$5,000,000 of the Existing Bonds. The New Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST).
The New Bonds will bear interest at a rate of 1.50 per cent per annum. Interest is payable quarterly in arrears on January
22, April 22, July 22 and October 22 in each year, beginning on July 22, 2026. The New Bonds will mature on or about
April 22, 2031, unless redeemed, repurchased, or converted in accordance with their terms.
The convertible bonds are presented in the Group’s consolidated statement of financial position as follows:

	June 30 2026	December 31 2025	1.
	US$'000	US$'000	1.
Opening balance	394,715	344,218
Unwind of discount	13,741	22,502
Interest expense	5,334	9,945
Interest paid	(5,101)	(9,871)
Repurchase of Existing Bonds	(422,499)	-
Face value of New Bonds issued	600,000	-
Transaction costs	(10,747)	-
Other equity securities - value of conversion rights	(91,709)	-
Exchange differences	23,321	27,921
Closing balance	507,055	394,715
Current	10,818	11,692
Non-current	496,237	383,023
Total convertible bond liability	507,055	394,715
Repurchase of existing convertible bonds
The total repurchase consideration is allocated between the liability and equity components using a methodology consistent with the initial recognition at issuance. The liability component is measured as the fair value of the remaining contractual cash flows at the repurchase date, discounted using prevailing market rates for comparable debt.
The equity component associated with the repurchase was $43,254,000, calculated as the residual after allocating the fair value to the liability component. A resultant gain of $2,935,000 was recognized in profit or loss only in respect of the liability component, being the difference between the carrying amount of the liability component immediately prior to repurchase and the portion of the repurchase consideration allocated to that liability component.
Issue of New Bonds
The initial fair value of the liability portion of the New Bonds was determined using a market interest rate for an equivalent non-convertible bond at the issue date. This fair value has been reduced by directly attributable transaction costs associated with the issue of the convertible bonds. The liability is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity of the bonds, which has been assessed as April 22, 2029. The remainder of the proceeds is allocated to the conversion option and recognized as part of the share capital reserve, net of income tax and a proportion of transaction costs, and is not subsequently remeasured.
Fair value
For bank loans, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.
For the convertible bonds, the fair value of the liability component is outlined below. The fair value is based on discounted cash flows using a current borrowing rate. They are classified as level 3 fair values in the fair value hierarchy due to the use of unobservable inputs, including own credit risk.

	June 30, 2026		December 31, 2025		1.
	Carrying amount	Fair value	Carrying amount	Fair value	1.
	US$'000	US$'000	US$'000	US$'000	1.
Bank loans	9,330	9,330	10,309	10,309
Convertible bonds	507,055	506,039	394,715	399,348